Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.38%
China–2.52%
Prosus N.V.	164,018	$12,989,099
Denmark–4.55%
Carlsberg A/S, Class B	62,013	9,303,929
Novo Nordisk A/S, Class B	87,412	14,098,814
		23,402,743
France–18.22%
Air Liquide S.A.	53,132	9,531,734
Bollore SE	1,803,409	11,393,331
Capgemini SE	34,044	6,180,308
Kaufman & Broad S.A.	294,372	8,110,598
LVMH Moet Hennessy Louis Vuitton SE	15,905	14,848,532
Metropole Television S.A.	234,366	3,307,894
Pernod Ricard S.A.	46,657	10,276,878
Publicis Groupe S.A.	90,278	7,293,150
Schneider Electric SE	74,105	13,217,176
TotalEnergies SE	158,052	9,600,767
		93,760,368
Germany–3.57%
Deutsche Boerse AG	75,562	14,487,424
flatexDEGIRO AG(a)	395,906	3,904,653
		18,392,077
Hungary–3.21%
Gedeon Richter PLC	654,883	16,519,618
Ireland–4.45%
CRH PLC	137,579	8,246,531
Flutter Entertainment PLC(a)	49,507	9,862,719
Kingspan Group PLC	22,250	1,786,367
Origin Enterprises PLC	853,801	3,004,050
		22,899,667
Italy–6.02%
Danieli & C. Officine Meccaniche S.p.A., RSP	394,628	7,591,157
FinecoBank Banca Fineco S.p.A.	880,308	13,666,375
Technogym S.p.A.(b)	1,050,995	9,702,867
		30,960,399
Netherlands–11.92%
Aalberts N.V.	142,690	6,445,838
ASML Holding N.V.	16,045	11,486,457
Heineken Holding N.V.	198,450	16,275,464
SBM Offshore N.V.	555,382	8,063,476
Shell PLC	243,375	7,406,108
Wolters Kluwer N.V.	93,000	11,673,722
		61,351,065
Norway–0.94%
TGS ASA	362,688	4,836,649
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11
Shares		Value
Spain–3.61%
Amadeus IT Group S.A.	153,196	$10,995,450
Construcciones y Auxiliar de Ferrocarriles S.A.	222,616	7,588,486
		18,583,936
Sweden–7.34%
Investor AB, Class B	748,099	15,286,084
Lifco AB, Class B	222,720	4,475,282
Sandvik AB	603,221	12,202,487
Svenska Handelsbanken AB, Class A	663,023	5,817,956
		37,781,809
Switzerland–2.68%
Nestle S.A.	112,084	13,767,656
United Kingdom–22.18%
Ashtead Group PLC	137,077	10,130,823
Clarkson PLC	207,468	7,425,372
DCC PLC	277,189	16,048,873
Diploma PLC	182,122	7,565,139
FDM Group Holdings PLC	198,865	1,394,776
Haleon PLC	2,722,144	11,797,994
Hays PLC	4,712,617	6,468,127
IG Group Holdings PLC	1,684,655	15,298,471
Reckitt Benckiser Group PLC	148,861	11,149,442
RELX PLC	400,303	13,472,597
Savills PLC	545,166	6,816,795
Serco Group PLC	3,285,244	6,549,230
		114,117,639
United States–7.17%
ICON PLC(a)	49,462	12,435,241
Linde PLC	17,666	6,901,576
Roche Holding AG	29,143	9,035,537
Signify N.V.	271,560	8,541,325
		36,913,679
Total Common Stocks & Other Equity Interests (Cost $389,489,633)		506,276,415
Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	2,205,506	2,205,506
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	1,574,019	1,574,177
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	2,520,578	2,520,578
Total Money Market Funds (Cost $6,300,261)		6,300,261
TOTAL INVESTMENTS IN SECURITIES—99.60% (Cost $395,789,894)		512,576,676
OTHER ASSETS LESS LIABILITIES–0.40%		2,034,503
NET ASSETS–100.00%		$514,611,179

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Investment Abbreviations:
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented 1.89% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,920,372	$41,270,051	$(40,984,917)	$-	$-	$2,205,506	$171,024
Invesco Liquid Assets Portfolio, Institutional Class	1,639,220	29,478,608	(29,542,751)	(405)	(495)	1,574,177	126,914
Invesco Treasury Portfolio, Institutional Class	2,194,711	47,165,773	(46,839,906)	-	-	2,520,578	195,058
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,165,143	40,896,093	(44,061,236)	-	-	-	83,621*
Invesco Private Prime Fund	8,136,806	102,859,283	(110,992,854)	(87)	(3,148)	-	223,487*
Total	$17,056,252	$261,669,808	$(272,421,664)	$(492)	$(3,643)	$6,300,261	$800,104

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$12,989,099	$—	$12,989,099
Denmark	—	23,402,743	—	23,402,743
France	—	93,760,368	—	93,760,368
Germany	—	18,392,077	—	18,392,077
Hungary	—	16,519,618	—	16,519,618
Ireland	—	22,899,667	—	22,899,667
Italy	—	30,960,399	—	30,960,399
Netherlands	—	61,351,065	—	61,351,065
Norway	—	4,836,649	—	4,836,649
Russia	—	—	11	11
Spain	—	18,583,936	—	18,583,936
Sweden	—	37,781,809	—	37,781,809
Switzerland	—	13,767,656	—	13,767,656
United Kingdom	—	114,117,639	—	114,117,639
United States	19,336,817	17,576,862	—	36,913,679
Money Market Funds	6,300,261	—	—	6,300,261
Total Investments	$25,637,078	$486,939,587	$11	$512,576,676
Invesco EQV European Equity Fund